PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT
Property And Equipment

6. PROPERTY AND EQUIPMENT

A reconciliation of the beginning and ending balances of property and equipment and accumulated depreciation during the three months ended March 31, 2022 and property and equipment, net as of December 31, 2021 are as follows:

	Land and	Leasehold	Furniture			Construction	Right of
(in thousands)	Buildings	Improvements	and Fixtures	Equipment	Vehicles	in Process	Use Assets	Total
Costs
Balance—December 31, 2021	$15,907	$13,950	$50	$2,992	$921	$703	$41,530	$76,053
Additions	-	-	-	108	-	375	-	483
Business Acquisitions	-	-	-	-	-	-	-	-
Disposals and Transfers	-	-	-	-	-	-	-	-
Balance—March 31, 2021	$15,907	$13,950	$50	$3,100	$921	$1,078	$41,530	$76,536

Accumulated Depreciation
Balance—December 31, 2021	$(132)	$(980)	$(48)	$(618)	$(566)	$-	$(8,930)	$(11,274)
Depreciation	(52)	(405)	(10)	(107)	(38)	-	(817)	(1,429)
Disposals	-	-	-	-	-	-	-	-
Balance—March 31, 2022	$(184)	$(1,385)	$(58)	$(725)	$(604)	$-	$(9,747)	$(12,703)

Net Book Value-March 31, 2022	$15,723	$12,565	$(8)	$2,375	$317	$1,078	$31,783	$63,833

Net Book Value-December 31, 2021	$15,775	$12,970	$2	$2,374	$355	$703	$32,600	$64,779

Construction in process represent assets under construction related to cultivation, manufacturing, and distribution facilities not yet completed or otherwise not placed in service.

Depreciation expense of $1,429 and $899 were recorded for the three months ended March 31, 2022 and 2021, respectively, of which $1,260 and $584 respectively, were included in cost of goods sold. Depreciation expense of $143 was also recorded in other income (expense) for the three months ended March 31, 2022.

6. PROPERTY AND EQUIPMENT

A reconciliation of the beginning and ending balances of property and equipment and accumulated depreciation during the years ended December 31, 2021 and 2020, and property and equipment, net as of for the same years are as follows:

	Land and	Leasehold	Furniture			Construction	Right of
(in thousands)	Buildings	Improvements	and Fixtures	Equipment	Vehicles	in Process	Use Assets	Total
Costs
Balance—December 31, 2019	$4,098	$4,275	$50	$1,100	$813	$2,533	$33,531	$46,400
Additions	8	1,937	-	154	41	4,604	106	6,850
Business Acquisitions	-	-	-	-	-	-	-	-
Disposals	(4,106)	4,587	-	22	-	(4,609)	7,310	3,204
Balance—December 31, 2020	$-	$10,799	$50	$1,276	$854	$2,528	$40,947	$56,454

Accumulated Depreciation
Balance—December 31, 2019	$(8)	$(422)	$(46)	$(261)	$(249)	$-	$(2,442)	$(3,428)
Depreciation	(57)	(212)	(1)	(166)	(162)	-	(3,250)	(3,848)
Disposals	65	-	-	-	-	-	-	65
Balance—December 31, 2020	$-	$(634)	$(47)	$(427)	$(411)	$-	$(5,692)	$(7,211)

Net Book Value-December 31, 2020	$-	$10,165	$3	$849	$443	$2,528	$35,255	$49,243

	Land and	Leasehold	Furniture			Construction	Right of
(in thousands)	Buildings	Improvements	and Fixtures	Equipment	Vehicles	in Process	Use Assets	Total
Costs
Balance—December 31, 2020	$-	$10,799	$50	$1,276	$854	$2,528	$41,530	$57,037
Additions	-	82	-	770	67	2,091	-	3,010
Business Acquisitions	15,538	-	-	468	-	-	-	16,006
Disposals and Transfers	369	3,069	-	478	-	(3,916)	-	(0)
Balance—December 31, 2021	$15,907	$13,950	$50	$2,992	$921	$704	$41,530	$76,053

Accumulated Depreciation
Balance—December 31, 2020	$-	$(634)	$(47)	$(427)	$(411)	$-	$(5,692)	$(7,211)
Depreciation	(132)	(346)	(1)	(191)	(155)	-	(3,238)	(4,063)
Disposals	-	-	-	-	-	-	-	-
Balance—December 31, 2021	$(132)	$(980)	$(48)	$(618)	$(566)	$-	$(8,930)	$(11,274)

Net Book Value-December 31, 2021	$15,775	$12,970	$2	$2,374	$355	$704	$32,600	$64,779

Construction in process represent assets under construction related to cultivation, manufacturing, and distribution facilities not yet completed or otherwise not placed in service.

Depreciation expense of $4,063, $3,848 and $3,843, were recorded for the years ended December 31, 2021, 2020, and 2019 respectively, of which $2,336, 2,830 and $2,329 respectively, were included in cost of goods sold. Depreciation expense of $587 was also recorded in other income (expense) for the year ended December 31, 2021.